Leases (Details 3) $ in Thousands	Dec. 31, 2025 USD ($)
Lessee, Lease, Description [Line Items]
Total undiscounted cash flows	$ 1,099
Present value discount	(657)
Net investment in sales-type leases	442
Less current portion	(16)
Net investment in sales-type leases - noncurrent	$ 426